REAL ESTATE INVENTORY (Tables)	12 Months Ended
Jun. 30, 2024
REAL ESTATE INVENTORY
Schedule of real estate inventory

Real estate inventory consisted of the following as of June 30, 2024 and 2023 (in thousands):

	June 30,
	2024	2023
Real estate, including land	¥8,766,600	¥10,066,613
Construction in progress	501,225	323,618
Real estate inventory	¥9,267,825	¥10,390,231